Revision of Prior Period Financial Statements (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Disclosure of changes in accounting estimates [line items]
Total digital assets		$ 22,825,904
Derivative contracts		21,100,000
Digital assets	$ 3,004,821	891
Derivative contracts	69,934,232	21,075,160
USDC	1,826,816
Cash and cash equivalents	6,276,733	3,766,347
Payable to related parties	$ (9,979,742)	(39,908,903)
As previously reported
Disclosure of changes in accounting estimates [line items]
Digital assets		21,572,603
USDC		1,253,301
Cash and cash equivalents		1,899,343
Payable to related parties		(39,791,752)
Adjustment
Disclosure of changes in accounting estimates [line items]
Digital assets		(21,571,712)
Derivative contracts		21,075,160
USDC		(1,253,301)
Cash and cash equivalents		1,867,004
Payable to related parties		$ (117,151)